Leases - Schedule of Contractual Future Lease Obligations (Detail) $ in Millions	Dec. 31, 2021 USD ($)
Contractual Obligation, Fiscal Year Maturity Schedule [Abstract]
Operating leases, 2022	$ 278
Operating leases, 2023	240
Operating leases, 2024	194
Operating leases, 2025	145
Operating leases, 2026	105
Operating leases, Thereafter	329
Operating leases	1,291
Operating leases, amounts representing interest	$ (121)
Operating Lease, Liability, Statement of Financial Position [Extensible List]	Operating leases, lease liabilities
Operating leases, lease liabilities	$ 1,170
Finance leases, 2022	27
Finance leases, 2023	27
Finance leases, 2024	24
Finance leases, 2025	16
Finance leases, 2026	10
Finance leases, thereafter	32
Finance leases	136
Finance leases, Amounts representing interest	(23)
Finance leases, lease liabilities	$ 113
Finance Lease, Liability, Statement of Financial Position [Extensible Enumeration]	Finance leases, lease liabilities